INVENTORY - Disclosure of detailed information about inventories (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Inventory [Abstract]
Finished goods	$ 124,290	$ 100,675
Raw materials and supplies	5,338,242	3,293,517
Inventory	$ 5,462,532	$ 3,394,192